Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 293,596	$ 248,014	$ 194,683
Adjustments to reconcile net income to net cash provided by operating activities
Bad debt provision	1,108	1,897	0
Depreciation	14,557	11,140	7,831
Amortization of intangible assets	23,416	17,652	1,396
Impairment loss of goodwill and impairment of acquired intangibles via acquisition of businesses	2,906	5,420	0
Impairment loss of other intangible assets	5,741	1,104	2,949
Share-based compensation allocated from Sohu	303	570	1,069
Share-based compensation expense	3,366	5,547	8,493
Loss from equity investments	0	994	1,771
Disposal loss of fixed assets and intangible assets	330	596	70
Deferred tax (credits) expenses	9,718	(1,462)	(1,051)
Change of contingent consideration	2,195	0	0
Others	(872)	822	0
Changes in current assets and liabilities, net of acquisition:
Accounts receivable, net	(12,989)	(2,355)	1,365
Prepaid and other current assets	(12,047)	7,794	(6,372)
Due from Sohu	(495)	(47,492)	(39,720)
Other assets, net	(11,293)	(772)	(159)
Accounts payable	7,369	(615)	4,110
Receipts in advance and deferred revenue	(9,651)	14,931	4,349
Due to Sohu	(4,962)	15,053	15,946
Accrued salary and benefits	8,567	4,233	3,168
Accrued liabilities to suppliers	3,830	(2,047)	(1,154)
Tax payables	8,079	(1,570)	7,074
Other accrued liabilities	7,664	(2,852)	1,441
Net cash provided by operating activities	340,436	276,602	207,259
Cash flows from investing activities:
Purchase of fixed assets	(11,716)	(20,620)	(10,119)
Purchase of intangible assets and other assets	(22,740)	(16,857)	(6,632)
Cash paid relating to restricted time deposits	(244,609)	0	0
Prepayment for an office building	0	(62,848)	(58,146)
Cash paid for business acquisition, net of cash acquired	(945)	(216,611)	(2,652)
Shareholder loan to an investee	0	0	(4,859)
Investment in equity investees	(500)	(350)	(5,300)
Purchase of/ proceeds from short-term investments, net	(32,617)	637	0
Other activities relating to investing activities	(1,569)	0	0
Net cash used in investing activities	(314,696)	(316,649)	(87,708)
Cash flows from financing activities:
Repayment of short-term loan from a third party	0	0	(3,001)
Proceeds of bridge loans from offshore banks	239,353	0	0
Payment of contingent consideration	(13,106)	0	0
Dividend distributed to shareholders	(200,875)	0	0
Repayments of note payable to Sohu	(16,000)	0	0
Other cash payments relating to financing activities	(633)	0	0
Net cash (used in) provided by financing activities	8,739	0	(3,001)
Effect of exchange rate changes on cash and cash equivalents	1,749	19,431	7,527
Net increase (decrease) in cash and cash equivalents	36,228	(20,616)	124,077
Cash and cash equivalents, beginning of year	330,411	351,027	226,950
Cash and cash equivalents, end of year	366,639	330,411	351,027
Supplemental disclosures of cash flow
Cash paid for income taxes	(52,976)	(38,116)	(28,536)
Cash paid for interest expense	(1,992)	0	(39)
Supplemental schedule of non-cash investing activity
Consideration payable for business acquisition	0	29,810	2,000
Notes payable to Sohu	0	16,007	0
Government grant deposited in restricted cash account	2,378	0	0
Purchase of fixed assets with proceeds released from restricted cash account	1,583	0	0
Supplemental schedule of non-cash financing activity
Deemed dividend to Sohu related to the 17173 Business	2,392	41,705	23,443
Accrued professional fees in relation to initial public offering of 7Road	$ 1,037	$ 0	$ 0